ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative)	Feb. 21, 2024 $ / shares shares	Dec. 23, 2022 USD ($) $ / shares shares	Dec. 12, 2022 USD ($) $ / shares shares	Jun. 23, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 28, 2021 USD ($)	Dec. 28, 2021 CNY (¥)	Apr. 29, 2021 USD ($)	Apr. 29, 2021 CNY (¥)	Dec. 17, 2020 USD ($) $ / shares shares	Nov. 15, 2019 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares	Mar. 05, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 24, 2024 USD ($)	Dec. 31, 2023 $ / shares	Nov. 27, 2023 $ / shares	May 04, 2023 USD ($)	May 04, 2023 CNY (¥)	Jul. 22, 2022 USD ($)	Jul. 22, 2022 CNY (¥)	May 12, 2022 USD ($)	May 12, 2022 CNY (¥)	Jan. 28, 2021	Dec. 15, 2020	Dec. 14, 2020	Dec. 11, 2020	Dec. 10, 2020 USD ($)	Dec. 10, 2020 CNY (¥)	Nov. 04, 2020 USD ($)	Nov. 04, 2020 CNY (¥)	Oct. 20, 2020 USD ($)	Oct. 20, 2020 CNY (¥)	Sep. 29, 2020 USD ($)	Sep. 29, 2020 CNY (¥)	Dec. 28, 2018 CNY (¥)	Dec. 04, 2018 $ / shares	Jun. 16, 2015 CNY (¥)
OrganizationAndBusinessBackgroundLineItems [Line Items]
Capital | ¥																																				¥ 5,000,000
Shares issued | shares											16,666
Share issued price per share											$ 1.00
Total consideration | $											$ 16,666
Common stock par value												$ 0		$ 0		$ 0																					$ 1.00
Common Stock [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Shares issued | shares	438,498
Common stock par value	$ 1.01
Share price	$ 1.01
Common Stock [Member] | Incentive Plan [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Shares issued | shares	438,498
Share price	$ 1.01
Baode Supply Chain (Shenzhen) Co., Ltd [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Total consideration						$ 31,405	¥ 200,000
IPO [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Shares issued | shares										5,000,000
Share issued price per share										$ 5.00
Proceeds from sale of stock | $										$ 25,000,000
Underwriters [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Proceeds from sale of stock | $										$ 29,999,550
Purchase of ordinary shares | shares										999,910
Purchase value of ordinary shares | $										$ 4,999,550
Wunong Shenzhen [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interest																																		51.00%	51.00%
Liu [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interest																																		25.00%	25.00%
Huang [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interest																																		24.00%	24.00%
Ze Yu [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interest																											100.00%
Haiyan Qin [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interest																										100.00%
Baode Supply Chain (Shenzhen) Co., Ltd [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interest						30.00%	30.00%
Baode Supply Chain (Shenzhen) Co., Ltd [Member] | Mr. Shiliang Ma [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interest						51.00%	51.00%
Meiwu Shenzhen [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interest																		70.00%	70.00%			51.00%	51.00%
Heme Consulting [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interest																						49.00%	49.00%
Kun [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interest																		21.00%	21.00%
Senli Huinon [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interest																		9.00%	9.00%
Equity Transfer Agreement [Member] | Wunong Shenzhen [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interest																								51.00%								51.00%	51.00%
Equity Transfer Agreement [Member] | Wunong Technology Shenzhen Co Ltd [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interest																								51.00%	51.00%							51.00%	51.00%
Equity Transfer Agreement [Member] | Shiliang Ma [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interest																																30.00%	30.00%
Equity Transfer Agreement [Member] | Yongqiang He [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interest																																19.00%	19.00%
Equity Transfer Agreement [Member] | Yafang Liu [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interest																									100.00%
Stock Purchase Agreement [Member] | Common Stock [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Common stock par value												$ 0	$ 0				$ 0
Wunong Technology Shenzhen Co Ltd [Member] | Contractual Agreement [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Capital | ¥																																						¥ 5,000,000
Wunong Technology Shenzhen Co Ltd [Member] | Equity Transfer Agreement [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Capital																																$ 781,466	¥ 5,000,000
Wude Agricultural Technology Shanghai Co Ltd [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Capital																																		$ 3,100,000	¥ 20,000,000
Baode Supply Chain (Shenzhen) Co., Ltd [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Total consideration						$ 31,405	¥ 200,000
Baode Supply Chain (Shenzhen) Co., Ltd [Member] | Equity Transfer Agreement [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Increased in capital								$ 4,600,000	¥ 30,000,000
Wunong Technology (Liaoning) Co., Ltd [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Capital																														$ 1,400,000	¥ 8,880,000
Wunong Technology (Shaanxi) Co., Ltd [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Capital																												$ 1,300,000	¥ 8,800,000
Yundian BVI [Member] | Stock Purchase Agreement [Member] | Common Stock [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Shares issued | shares					9,000,000
Total consideration | $					$ 8,100,000
Common stock par value					$ 0
Share price					$ 0.9
Heme Shenzhen [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Capital																						$ 1,500,000	¥ 10,000,000
Mahao BVI [Member] | Stock Purchase Agreement [Member] | Common Stock [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Shares issued | shares				10,000,000
Total consideration | $				$ 6,000,000
Common stock par value				$ 0
Share price				$ 0.6
Heme Catering [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Capital																				$ 1,500,000	¥ 10,000,000
Yuanxing BVI [Member] | Stock Purchase Agreement [Member] | Common Stock [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Shares issued | shares		12,000,000	12,000,000
Total consideration | $		$ 9,600,000	$ 9,600,000
Common stock par value		$ 0	$ 0
Share price		$ 0.8	$ 0.8
Jiayuan Liquor Sales Co Ltd [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Capital																		$ 252,180	¥ 1,800,000
Magnum International Holdings Limited [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interests | $															$ 10
Xinfuxin International Holdings Limited [Member]
OrganizationAndBusinessBackgroundLineItems [Line Items]
Equity interests | $															$ 10